Employee Benefit Plans (Change on Benefit Obligations and Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Change in benefit obligation:
Benefit Obligation, beginning of year	$ 22,530	$ 0
Service Cost	5,153	1,749
Interest Cost	862	267
Actuarial (Gain) Loss	(3,816)	992
Benefits Paid	(218)	(56)
Acquisition of Alkali Business	0	19,578
Benefit Obligation, end of year	24,511	22,530
Change in plan assets:
Fair Value of Plan Assets, beginning of year	13,306	0
Actual Return (loss) on Plan Assets	(1,300)	647
Employer Contributions	3,928	2,250
Benefits Paid	(218)	(56)
Acquisition of Alkali Business	0	10,465
Fair Value of Plan assets, end of year	15,716	13,306
Funded Status at end of period	(8,795)	(9,224)
Amounts recognized in the Consolidated Balance Sheet:
Non-current assets	0	0
Current liabilities	0	0
Non-current Liabilities	(8,795)	(9,224)
Net Liability at end of year	(8,795)	(9,224)
Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (gain) loss	(939)	604
Amounts recognized in accumulated other comprehensive income ( loss:)	$ (939)	$ 604